                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 3/31/2011

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: CovePoint Capital Advisors LLC

Address: 152 West 57th Street, 41st Floor
         New York, NY 10019

Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Pilson

Title: Director of Operations

Phone: 212.782.3643

Signature, Place, and Date of Signing:

/s/ David Pilson                   New York, NY                  4/07/2011
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               --

Form 13F Information Table Entry Total:           7

Form 13F Information Table Value Total:     149,185
                                         (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________

NAME OF               TITLE                     VALUE      SHRS OR   SH/ PUT/    INVESTMENT    OTHER          VOTING AUTHORITY
 ISSUER               CLASS          CUSIP    (x $1000)    PRN AMT   PRN CALL    DISCRETION   MANAGERS      SOLE    SHARED   NONE
ISHARES          EWZ BRAZIL IDX   464286400    36,313      468,496     SH      DISCRETIONARY              468,496
ISHARES          EWT TAIWAN IDX   464286731    11,129      748,400     SH      DISCRETIONARY              748,400
ISHARES          EWY SOUTH KOREA  464286772    11,042      171,600     SH      DISCRETIONARY              171,600
ISHARES          EWM MALAYSIA     464286830     8,851      598,461     SH      DISCRETIONARY              598,461
ISHARES          EWJ JAPAN IDX    464286848    11,851    1,150,000     SH      DISCRETIONARY            1,150,000
ISHARES          FXI FTSEXINHUA   464287184    47,792    1,062,986     SH      DISCRETIONARY            1,062,986
ISHARES          EEM EMERG MKT    464287234    22,206      456,453     SH      DISCRETIONARY              456,453
TOTAL EQUITIES:  7                            149,185